CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 292,922	$ 594,093	$ 231,689	$ 420,792	$ 398,015	$ 169,441
Restricted cash	675,138	767,359		773,254
Receivables, less allowance for credit losses	11,086,786	9,386,549		8,627,213
Retained interests in securitized receivables	8,373	17,289		37,914
Affiliated accounts and notes receivable	15,951	193,917		133,419
Equipment on operating leases, net	738,517	647,617		613,893
Equipment held for sale	20,184	32,131		46,396
Goodwill and intangible assets	120,863	120,089		121,024
Other assets	67,090	142,107		109,584
TOTAL	13,025,824	11,901,151		10,883,489	4,814,279
LIABILITIES:
Short-term debt, including current maturities of long-term debt	4,794,087	4,796,035		3,875,932
Accounts payable and other accrued liabilities	421,436	450,828		248,916
Affiliated debt	1,147,864	819,270		1,567,107
Long-term debt	5,215,730	4,587,773		4,043,897
Total liabilities	11,579,117	10,653,906		9,735,852
Stockholder's equity	1,446,707	1,247,245	1,277,093	1,147,637	1,294,588	1,251,912
TOTAL	13,025,824	11,901,151		10,883,489
CNH Capital LLC
ASSETS
Affiliated accounts and notes receivable	629,003	641,566		285
Investments in consolidated subsidiaries accounted for under the equity method	1,420,509	1,203,432		1,100,219
Other assets	16,107	13,588		19
TOTAL	2,065,619	1,858,586		1,100,523
LIABILITIES:
Accounts payable and other accrued liabilities	15,730	6,777		18
Affiliated debt	9,731	9,453		6,269
Long-term debt	650,000	650,000
Total liabilities	675,461	666,230		6,287
Stockholder's equity	1,390,158	1,192,356		1,094,236
TOTAL	2,065,619	1,858,586		1,100,523
Guarantor Entities
ASSETS
Cash and cash equivalents	170,923	306,208	157,189	200,287	154,248	144,243
Restricted cash	100	100		100
Receivables, less allowance for credit losses	695,718	834,392		928,022
Retained interests in securitized receivables	5,583	6,464		19,641
Affiliated accounts and notes receivable	1,909,687	1,184,507		955,399
Equipment on operating leases, net	429,141	377,294		359,050
Equipment held for sale	15,102	27,106		33,132
Investments in consolidated subsidiaries accounted for under the equity method	1,700,202	1,567,061		1,408,487
Goodwill and intangible assets	84,212	84,720		84,656
Other assets	5,538	33,283
TOTAL	5,016,206	4,421,135		3,988,774
LIABILITIES:
Short-term debt, including current maturities of long-term debt	118,603	160,200		141,563
Accounts payable and other accrued liabilities	2,243,707	2,265,212		1,281,528
Affiliated debt	1,051,123	602,960		1,286,329
Long-term debt	182,264	189,331		179,135
Total liabilities	3,595,697	3,217,703		2,888,555
Stockholder's equity	1,420,509	1,203,432		1,100,219
TOTAL	5,016,206	4,421,135		3,988,774
All Other Subsidiaries
ASSETS
Cash and cash equivalents	121,999	287,885	74,500	220,505	243,767	25,198
Restricted cash	675,038	767,259		773,154
Receivables, less allowance for credit losses	10,391,068	8,552,157		7,699,191
Retained interests in securitized receivables	7,106	15,103		21,495
Affiliated accounts and notes receivable	1,214,870	1,436,347		1,208,725
Equipment on operating leases, net	309,376	270,323		254,843
Equipment held for sale	5,082	5,025		13,264
Goodwill and intangible assets	36,651	35,369		36,368
Other assets	45,445	95,236		159,255
TOTAL	12,806,635	11,464,704		10,386,800
LIABILITIES:
Short-term debt, including current maturities of long-term debt	4,675,484	4,635,835		3,734,369
Accounts payable and other accrued liabilities	1,123,575	528,047		351,271
Affiliated debt	867,359	930,430		974,510
Long-term debt	4,383,466	3,748,442		3,864,762
Total liabilities	11,049,884	9,842,754		8,924,912
Stockholder's equity	1,756,751	1,621,950		1,461,888
TOTAL	12,806,635	11,464,704		10,386,800
Eliminations
ASSETS
Retained interests in securitized receivables	(4,316)	(4,278)		(3,222)
Affiliated accounts and notes receivable	(3,737,609)	(3,068,503)		(2,030,990)
Investments in consolidated subsidiaries accounted for under the equity method	(3,120,711)	(2,770,493)		(2,508,706)
Other assets				(49,690)
TOTAL	(6,862,636)	(5,843,274)		(4,592,608)
LIABILITIES:
Accounts payable and other accrued liabilities	(2,961,576)	(2,349,208)		(1,383,901)
Affiliated debt	(780,349)	(723,573)		(700,001)
Total liabilities	(3,741,925)	(3,072,781)		(2,083,902)
Stockholder's equity	(3,120,711)	(2,770,493)		(2,508,706)
TOTAL	$ (6,862,636)	$ (5,843,274)		$ (4,592,608)